Balance Sheet Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Prepaid Expenses
Prepaid Insurance	$ 7,098	$ 6,924
Other	2,623	2,695
Prepaid expenses	9,721	9,619
Other Current Assets
Fuel Tax Receivable	1,799	1,249
Other Receivables	1,644	3,539
Other current assets	3,443	4,788
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	8,483	8,711
Dividends Payable	14,096	14,255
Insurance	9,111	7,532
Wages and Benefits	5,175	6,237
Class B Shares	5,356	7,217
Taxes Payable	1,259	1,335
Deferred Revenue	655	774
Accrued Fixed Assets	20,983
Other	2,278	2,621
Accrued expenses and other current liabilities	67,396	48,682
Other liabilities
Insurance	16,756	14,565
Other	676	1,102
Other liabilities	$ 17,432	$ 15,667